Acquisitions and Divestitures (Tables) - Divestiture [Member]	12 Months Ended
Dec. 31, 2015
Argentina [Member]
Summary of Sales and Other Operating Revenue and Loss from Discontinued Operation Related to Disposition

	For the Year Ended December 31,
	2015	2014	2013
	(In millions)
Revenues and other from discontinued operations	$—	$87	$494
Loss from Argentina divestiture	—	(654)	—
Income (loss) from operations in Argentina	—	(1)	(90)
Income tax benefit	—	23	—
Income (loss) from discontinued operations, net of tax	$—	$(632)	$(90)

Australia [Member]
Summary of Carrying Amount of Major Assets and Liabilities Associated with Disposition

December 31, 2014
(In millions)
ASSETS
Current assets held for sale	$3,019
Other current assets	590
Oil and gas assets, net	1,613
GTP and other assets, net	877
Total assets	$6,099

LIABILITIES
Current liabilities held for sale	$321
Other current liabilities	318
Asset retirement obligations	466
Non-current deferred tax liability	329
Other long-term liabilities	33
Total liabilities	$1,467

Summary of Sales and Other Operating Revenue and Loss from Discontinued Operation Related to Disposition

	For the Year Ended December 31,
	2015	2014	2013
	(In millions)
Revenues and other from discontinued operations	$288	$1,050	$1,121
Impairment on Woodside sale	$(49)	$(833)	$—
Loss on Consortium sale	(139)	—	—
Income (loss) from divested Australian operations	28	(12)	550
Income tax benefit (expense)	652	(231)	(22)
Income (loss) from Australian discontinued operations, net of tax	$492	$(1,076)	$528